STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8%
Aerospace & Defense - 1.1%
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		7,246,046
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	5,779,000		6,803,492
				14,049,538
Agriculture - .6%
Altria Group, Gtd. Notes	4.80	2/14/2029	1,343,000		1,619,545
Archer-Daniels-Midland, Sr. Unscd. Notes	3.25	3/27/2030	2,616,000		3,057,232
Philip Morris International, Sr. Unscd. Notes	1.50	5/1/2025	3,457,000		3,578,160
				8,254,937
Airlines - .6%
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	170,500		163,588
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	256,826		243,221
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	2,222,250		2,083,923
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	148,967		111,226
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	1,057,709		1,034,424
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,588,000		2,385,065
US Airways Pass Through Trust, Ser. 2013-1, Cl. B	5.38	11/15/2021	1,554,539		1,281,263
				7,302,710
Asset-Backed Certificates - 1.2%
CF Hippolyta, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,603,200	[a]	3,651,239
Consumer Loan Underlying Bond Credit Trust, Ser. 2018-P2, Cl. A	3.47	10/15/2025	191,992	[a]	192,595
DB Master Finance, Ser. 2017-1A, Cl. A2I	3.63	11/20/2047	60,605	[a]	62,658
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	1,862,925	[a]	1,881,539
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	46,547	[a]	46,577
PNMAC FMSR Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	2.52	4/25/2023	125,000	[a,b]	120,778

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Asset-Backed Certificates - 1.2% (continued)
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	2.82	8/25/2025	125,000	[a,b]	119,574
SCF Equipment Leasing, Ser. 2017-2A, Cl. A	3.41	12/20/2023	32,285	[a]	32,377
SoFi Consumer Loan Program, Ser. 2017-3, Cl. A	2.77	5/25/2026	39,414	[a]	39,638
SoFi Consumer Loan Program, Ser. 2017-4, Cl. B	3.59	5/26/2026	1,905,000	[a]	1,914,509
SoFi Consumer Loan Program Trust, Ser. 2018-1, Cl. B	3.65	2/25/2027	148,000	[a]	149,491
SoFi Consumer Loan Program Trust, Ser. 2019-4, Cl. A	2.45	8/25/2028	3,634,847	[a]	3,674,705
TAL Advantage V, Ser. 2013-1A, Cl. A	2.83	2/22/2038	109,017	[a]	108,760
Textainer Marine Containers V, Ser. 2017-1A, Cl. A	3.72	5/20/2042	91,328	[a]	91,200
Textainer Marine Containers V, Ser. 2017-2A, Cl. A	3.52	6/20/2042	374,319	[a]	374,207
Textainer Marine Containers VII, Ser. 2018-1A, Cl. A	4.11	7/20/2043	428,000	[a]	430,661
Triton Container Finance IV, Ser. 2017-2A, Cl. A	3.62	8/20/2042	29,862	[a]	29,982
Upstart Securitization Trust, Ser. 2019-2, Cl. A	2.90	9/20/2029	2,341,532	[a]	2,360,428
VSE VOI Mortgage, Ser. 2016-A, Cl. A	2.54	7/20/2033	89,356	[a]	89,096
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	940,013	[a]	767,434
				16,137,448
Asset-Backed Ctfs./Auto Receivables - 1.9%
Ally Master Owner Trust, Ser. 2018-1, Cl. A1, 1 Month LIBOR +.28%	0.45	1/17/2023	3,285,000	[b]	3,284,280
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	1,270,000		1,299,100
Drive Auto Receivables Trust, Ser. 2019-3, Cl. A2B, 1 Month LIBOR +.38%	0.55	9/15/2022	323,809	[b]	323,849
DT Auto Owner Trust, Ser. 2018-2A, Cl. C	3.67	3/15/2024	99,003	[a]	99,699
DT Auto Owner Trust, Ser. 2019-3A, Cl. A	2.55	8/15/2022	518,530	[a]	521,000
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	101,275	[a]	101,491
NextGear Floorplan Master Owner Trust, Ser. 2019-1A, Cl. A2	3.21	2/15/2024	2,535,000	[a]	2,578,354
NextGear Floorplan Master Owner Trust, Ser. 2019-2A, Cl. A2	2.07	10/15/2024	2,709,000	[a]	2,686,796

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Asset-Backed Ctfs./Auto Receivables - 1.9% (continued)
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,870,000	[a]	1,950,449
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	127,721	[a]	127,891
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	710,000	[a]	718,258
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	2,730,000	[a]	2,806,553
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. A2	2.72	1/20/2022	7,899,887	[a]	7,974,456
				24,472,176
Asset-Backed Ctfs./Student Loans - 1.3%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	6,970,709	[a]	7,269,297
DRB Prime Student Loan Trust, Ser. 2016-B, Cl. A2	2.89	6/25/2040	25,873	[a]	26,412
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	202,029	[a]	207,745
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	1,998,416	[a]	2,049,157
SMB Private Education Loan Trust, Ser. 2014-A, Cl. A2B, 1 Month LIBOR +1.15%	1.32	5/15/2026	1,118,704	[a,b]	1,120,218
SMB Private Education Loan Trust, Ser. 2015-C, Cl. A2A	2.75	7/15/2027	3,040,712	[a]	3,089,238
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	202,868	[a]	210,340
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +.75%	0.92	10/15/2035	114,838	[a,b]	113,880
SoFi Professional Loan Program, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,242,326
SoFi Professional Loan Program, Ser. 2019-A, Cl. A1FX	3.18	6/15/2048	206,941	[a]	208,262
				16,536,875
Automobiles & Components - 1.8%
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	3,555,000		3,952,325
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	1,302,000		1,535,722
Ford Motor Credit, Sr. Unscd. Notes	2.34	11/2/2020	313,000		312,707
Ford Motor Credit, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		3,097,875
Ford Motor Credit, Sr. Unscd. Notes	5.09	1/7/2021	4,000,000		4,030,800
General Motors Financial, Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		4,459,923
General Motors Financial, Sr. Unscd. Notes, 3 Month LIBOR +1.10%	1.60	11/6/2021	6,513,000	[b]	6,490,270
				23,879,622

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Banks - 6.7%
ABN AMRO Bank, Sub. Notes	4.75	7/28/2025	635,000	[a]	716,761
ABN AMRO Bank, Sub. Notes	4.80	4/18/2026	800,000	[a]	912,936
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	353,000		372,257
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	588,000		649,316
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,450,343
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	2,340,000		2,395,037
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,855,531
Bank of America, Sr. Unscd. Notes	3.71	4/24/2028	230,000		263,250
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		6,048,821
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,282,396
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		3,139,641
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		3,872,886
Citigroup, Sub. Notes	4.60	3/9/2026	181,000		210,280
Citigroup, Sub. Notes	4.75	5/18/2046	830,000		1,111,720
Citigroup, Sub. Notes	5.30	5/6/2044	174,000		245,049
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	3,001,754
Danske Bank, Sr. Unscd. Notes	5.00	1/12/2023	1,977,000	[a]	2,075,465
Discover Bank, Sr. Unscd. Notes	2.70	2/6/2030	4,050,000		4,209,327
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,545,568
HSBC Capital Funding Dollar 1, Gtd. Notes	10.18	6/30/2030	325,000	[a]	517,948
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	2,992,000		3,670,566
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	4,508,000		4,938,760
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. CC	4.63	11/1/2022	211,000		208,579
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		275,080
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	5,290,000		6,025,529
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		3,077,158
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,778,473
Mizuho Financial Group, Sr. Unscd. Notes, 3 Month LIBOR +.84%	1.11	7/16/2023	3,983,000	[b]	3,986,953
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	2,105,000		2,855,045
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		8,336,860
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,931,834
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	182,000		203,186
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	700,000		798,419
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,392,995

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Banks - 6.7% (continued)
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.96	11/29/2023	1,125,000	[b]	1,154,138
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.75%	2.00	10/28/2027	250,000	[b]	258,090
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		2,468,523
Wells Fargo & Co., Sr. Unscd. Notes	3.00	2/19/2025	3,000,000		3,264,552
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	1,625,000		1,682,502
				88,183,528
Beverage Products - 1.2%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	605,000		708,593
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.50	6/1/2050	2,785,000		3,541,922
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	1,385,000		1,703,759
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	1,800,000		2,315,674
The Coca-Cola Company, Sr. Unscd. Notes	1.75	9/6/2024	6,730,000		7,109,732
				15,379,680
Building Materials - .3%
Carrier Global, Sr. Unscd. Notes	2.72	2/15/2030	2,982,000	[a]	3,157,962
CEMEX, Sr. Scd. Notes	7.38	6/5/2027	285,000	[a]	304,554
				3,462,516
Chemicals - .7%
Axalta Coating Systems, Gtd. Notes	4.75	6/15/2027	150,000	[a]	157,312
Braskem Netherlands Finance, Gtd. Notes	4.50	1/31/2030	4,084,000	[a]	3,789,952
Braskem Netherlands Finance, Gtd. Notes	5.88	1/31/2050	3,383,000	[a]	3,059,923
SABIC Capital II, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	803,728
Westlake Chemical, Sr. Unscd. Notes	3.38	6/15/2030	775,000		822,607
				8,633,522
Collateralized Loan Obligations Debt - 1.9%
Antares CLO, Ser. 2017-1A, Cl. B, 3 Month LIBOR +2.40%	2.67	7/20/2028	275,000	[a,b]	266,504
Arbor Realty CLO, Ser. 2017-FL3, Cl. A, 1 Month LIBOR +.99%	1.16	12/15/2027	140,000	[a,b]	137,998
Arbor Realty Commercial Real Estate CLO, Ser. 2018-FL1, Cl. A, 1 Month LIBOR +1.15%	1.32	6/15/2028	415,000	[a,b]	409,618
Cerberus Loan Funding XXVII CLO, Ser. 2019-2A, Cl. A1, 3 Month LIBOR +1.80%	2.08	1/15/2032	5,000,000	[a,b]	4,854,990

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Collateralized Loan Obligations Debt - 1.9% (continued)
Fortress Credit Opportunities IX CLO, Ser. 2017-9A, Cl. A1T, 3 Month LIBOR +1.55%	1.94	11/15/2029	1,800,000	[a,b]	1,761,128
Golub Capital Partners CLO, Ser. 2017-19RA, Cl. A2, 3 Month LIBOR +1.80%	2.04	7/26/2029	340,000	[a,b]	329,973
Golub Capital Partners CLO, Ser. 2020-47A, Cl. C1, 3 Month LIBOR +3.25% @ Floor	3.25	5/5/2032	6,030,000	[a,b]	5,404,831
GPMT CLO, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	2.53	2/22/2036	6,132,000	[a,b]	5,846,862
IVY Hill Middle Market Credit Fund XII CLO, Ser. 12A, Cl. A2, 3 Month LIBOR +2.25%	2.52	7/20/2029	340,000	[a,b]	316,417
KREF CLO, Ser. 2018-FL1, Cl. C, 1 Month LIBOR +2.00%	2.18	6/15/2036	2,062,500	[a,b]	1,976,474
LoanCore Issuer CLO, Ser. 2018-CRE1, Cl. A, 1 Month LIBOR +1.13%	1.30	5/15/2028	89,447	[a,b]	88,658
Woodmont CLO, Ser. 2017-3A, Cl. BR, 3 Month LIBOR +2.20%	3.07	4/20/2032	3,500,500	[a,b]	3,296,823
				24,690,276
Commercial & Professional Services - .4%
Ashtead Capital, Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,444,905
Ashtead Capital, Gtd. Notes	4.25	11/1/2029	200,000	[a]	211,776
DP World, Sr. Unscd. Notes	6.85	7/2/2037	690,000		921,281
ERAC USA Finance, Gtd. Bonds	4.50	2/15/2045	215,000	[a]	234,240
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	2,073,014
				4,885,216
Commercial Mortgage Pass-Through Ctfs. - 1.9%
Angel Oak Mortgage Trust I, Ser. 2019-2, Cl. A1	3.63	3/25/2049	508,732	[a]	523,217
AREIT Trust, Ser. 2018-CRE2, Cl, C, 1 Month LIBOR +1.90%	2.08	11/14/2035	3,993,628	[a,b]	3,719,694
Bancorp Commercial Mortgage Trust, Ser. 2018-CRE4, Cl. A, 1 Month LIBOR +.90%	1.07	9/15/2035	9,541	[a,b]	9,228
Bellemeade, Ser. 2018-2A, Cl. M1B, 1 Month LIBOR +1.35%	1.52	8/25/2028	53,896	[a,b]	53,848
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,948,441
CGMS Commercial Mortgage Trust, Ser. 2017-MDRB, Cl. A, 1 Month LIBOR +1.10%	1.27	7/15/2030	19,735	[a,b]	18,831
Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Cl. C	4.28	12/10/2049	67,000		61,830

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.9% (continued)
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,786,122
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	883,491
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	1.13	12/22/2069	1,042,720	[a,b]	1,045,502
MSBAM Commercial Mortgage Securities Trust, Ser. 2012-CKSV, Cl. C	4.28	10/15/2030	540,000	[a]	410,228
PFP, Ser. 2019-6, Cl. A, 1 Month LIBOR +1.05%	1.23	4/14/2037	2,858,000	[a,b]	2,767,616
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	1.12	1/17/2035	2,633,918	[a,b]	2,626,291
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	133	[a]	134
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,675,704	[a]	1,738,692
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	1,640,274		1,689,877
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	2,102,822	[a]	2,136,528
				25,419,570
Consumer Discretionary - .5%
Las Vegas Sands, Sr. Unscd. Notes	3.90	8/8/2029	2,761,000		2,749,613
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	1,922,000		2,135,640
Wyndham Destinations, Sr. Scd. Notes	6.63	7/31/2026	1,329,000	[a]	1,376,718
				6,261,971
Consumer Durables & Apparel - .7%
Hanesbrands, Gtd. Notes	5.38	5/15/2025	1,887,000	[a]	2,030,884
NIKE, Sr. Unscd. Notes	3.38	3/27/2050	3,865,000		4,751,473
VF, Sr. Unscd. Notes	2.80	4/23/2027	2,137,000		2,306,827
				9,089,184
Consumer Staples - .0%
Newell Brands, Sr. Unscd. Notes	4.88	6/1/2025	391,000		425,701
Diversified Financials - 1.2%
AerCap Global Aviation Trust, Gtd. Notes	6.50	7/15/2025	2,354,000		2,528,319
Ally Financial, Gtd. Notes	8.00	11/1/2031	4,581,000		6,347,580
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/2020	2,060,000		2,061,311
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,953,861

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Diversified Financials - 1.2% (continued)
GE Capital International Funding, Gtd. Notes	2.34	11/15/2020	215,000		216,135
Mastercard, Sr. Unscd. Notes	3.35	3/26/2030	1,692,000		2,025,963
Mastercard, Sr. Unscd. Notes	3.85	3/26/2050	565,000		760,115
Nuveen, Gtd. Notes	4.00	11/1/2028	142,000	[a]	170,674
SAFG Retirement Services, Sr. Unscd. Debs.	8.13	4/28/2023	145,000		169,417
				16,233,375
Energy - 6.8%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	672,051
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	1,132,000	[a]	992,351
Baker Hughes Co-Obligor, Sr. Unscd. Notes	4.49	5/1/2030	1,179,000		1,403,726
CITGO Petroleum, Sr. Scd. Notes	6.25	8/15/2022	7,679,000	[a]	7,739,011
CITGO Petroleum, Sr. Scd. Notes	7.00	6/15/2025	2,916,000	[a]	3,003,480
CVR Energy, Gtd. Bonds	5.25	2/15/2025	3,851,000	[a]	3,526,072
Ecopetrol, Sr. Unscd. Notes	5.88	5/28/2045	525,000		601,860
Ecopetrol, Sr. Unscd. Notes	6.88	4/29/2030	2,654,000		3,202,356
Energy Transfer Operating, Gtd. Notes	4.95	6/15/2028	225,000		240,574
Energy Transfer Operating, Gtd. Notes	5.00	5/15/2050	1,703,000		1,695,713
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	1,085,000		1,038,048
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	4,261,000		4,725,037
Enterprise Products Operating, Gtd. Notes	5.38	2/15/2078	64,000		56,416
Exxon Mobil, Sr. Unscd. Notes	4.23	3/19/2040	5,483,000		7,053,553
Global Partners, Gtd. Notes	7.00	8/1/2027	725,000		703,565
Holly Energy Partners, Gtd. Notes	5.00	2/1/2028	573,000	[a]	567,531
Kinder Morgan, Gtd. Notes	2.00	2/15/2031	3,191,000		3,184,583
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	2,290,000		3,333,051
Kinder Morgan, Gtd. Notes	8.05	10/15/2030	238,000		323,148
Marathon Petroleum, Sr. Unscd. Notes	4.70	5/1/2025	6,879,000		7,834,168
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	118,000		135,063
Motiva Enterprises, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	364,914
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	595,000		621,188
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	855,000		934,864
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	168,000		182,667
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	535,000		580,284

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Energy - 6.8% (continued)
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	5,127,000		5,794,788
MPLX, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,297,048
NGPL PipeCo, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,783,308
Parkland, Gtd. Notes	5.88	7/15/2027	780,000	[a]	828,606
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000	[a]	613,249
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	835,000		658,564
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000	[a]	191,986
Phillips 66, Gtd. Notes	3.85	4/9/2025	1,636,000		1,836,285
Plains All American Pipeline, Sr. Unscd. Notes	3.80	9/15/2030	1,661,000		1,664,880
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	1,136,000		1,162,020
Targa Resources Partners, Gtd. Notes	5.50	3/1/2030	4,495,000	[a]	4,723,975
The Williams Companies, Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		190,412
The Williams Companies, Sr. Unscd. Notes	4.50	11/15/2023	980,000		1,075,477
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,196,362
Total Capital International, Gtd. Notes	3.13	5/29/2050	7,781,000		8,782,892
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.95	5/15/2050	1,583,000	[a]	1,797,300
				89,312,426
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	3.38	11/15/2027	560,000		646,774
Waste Management, Gtd. Notes	4.60	3/1/2021	540,000		547,442
				1,194,216
Food Products - 1.4%
BRF, Sr. Unscd. Notes	4.88	1/24/2030	1,853,000	[a]	1,854,760
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/2039	1,560,000		2,093,523
Mondelez International, Sr. Unscd. Notes	2.75	4/13/2030	1,952,000		2,170,446
NBM US Holdings, Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,667,016
Sysco, Gtd. Notes	5.95	4/1/2030	1,932,000		2,456,134
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		7,363,894
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		304,479
				17,910,252
Foreign Governmental - .8%
Egypt, Sr. Unscd. Notes	7.63	5/29/2032	1,356,000	[a]	1,330,711
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	2,784,000		3,267,024
Qatar, Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,980,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Foreign Governmental - ..8% (continued)
Ukraine, Sr. Unscd. Notes	7.25	3/15/2033	2,223,000	[a]	2,156,310
Ukraine, Sr. Unscd. Notes	7.38	9/25/2032	1,255,000	[a]	1,236,815
				9,971,090
Forest Products & Paper - .5%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	4.20	1/29/2030	1,420,000	[a]	1,489,580
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	5.50	4/30/2049	2,160,000	[a]	2,320,477
Inversiones CMPC, Gtd. Notes	3.85	1/13/2030	3,149,000	[a]	3,302,718
				7,112,775
Health Care - 3.6%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	1,860,000		2,830,914
AbbVie, Sr. Unscd. Notes	3.20	5/14/2026	4,425,000		4,944,505
AbbVie, Sr. Unscd. Notes	4.05	11/21/2039	2,088,000	[a]	2,560,885
Aetna, Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,795,873
Alcon Finance, Gtd. Notes	2.60	5/27/2030	4,057,000	[a]	4,370,434
Alcon Finance, Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	3,952,269
Bausch Health, Gtd. Notes	5.25	1/30/2030	1,883,000	[a]	1,925,123
Bausch Health, Gtd. Notes	6.25	2/15/2029	375,000	[a]	398,940
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	1,963,000		2,214,996
CVS Health, Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		2,124,818
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	1,620,000		1,925,780
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	700,000		966,028
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	1,180,000		1,706,829
Medtronic, Gtd. Notes	4.63	3/15/2045	202,000		291,733
Mylan, Gtd. Notes	3.15	6/15/2021	1,060,000		1,081,854
Pfizer, Sr. Unscd. Notes	2.63	4/1/2030	1,319,000		1,497,806
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	1,430,000		1,523,834
Takeda Pharmaceutical, Sr. Unscd. Notes	3.18	7/9/2050	2,898,000		3,188,738
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	1,611,000		2,025,863
Tenet Healthcare, Sr. Scd. Notes	4.63	6/15/2028	419,000	[a]	441,634
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes	7.13	1/31/2025	1,621,000	[a]	1,782,257
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		2,498,922
				47,050,035
Industrial - 1.8%
3M, Sr. Unscd. Notes	4.00	9/14/2048	4,317,000		5,929,795
Caterpillar, Sr. Unscd. Notes	3.25	4/9/2050	2,089,000		2,527,835
Eaton, Gtd. Notes	3.10	9/15/2027	4,300,000		4,869,436
General Electric, Sr. Unscd. Notes	3.63	5/1/2030	2,342,000		2,375,028

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Industrial - 1.8% (continued)
General Electric, Sr. Unscd. Notes	4.13	10/9/2042	214,000		215,423
General Electric, Sr. Unscd. Notes	4.35	5/1/2050	2,854,000		2,963,734
Heathrow Funding, Sr. Scd. Bonds	4.88	7/15/2021	100,000	[a]	103,620
Penske Truck Leasing, Sr. Unscd. Notes	2.70	11/1/2024	3,057,000	[a]	3,226,298
Penske Truck Leasing, Sr. Unscd. Notes	3.65	7/29/2021	1,678,000	[a]	1,723,225
Sydney Airport Finance, Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	75,914
				24,010,308
Information Technology - 1.2%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	2,806,000		3,253,033
Oracle, Sr. Unscd. Notes	2.65	7/15/2026	975,000		1,075,331
Oracle, Sr. Unscd. Notes	3.60	4/1/2040	9,033,000		10,727,838
				15,056,202
Insurance - 3.1%
American International Group, Jr. Sub. Debs.	8.18	5/15/2058	2,825,000		3,908,837
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		5,134,773
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	2,305,000		2,489,915
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	2,800,000		3,817,395
Brighthouse Financial, Sr. Unscd. Notes	5.63	5/15/2030	1,971,000		2,257,943
Lincoln National, Sr. Unscd. Notes	3.80	3/1/2028	278,000		318,980
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	2,673,000	[a]	2,970,736
Massachusetts Mutual Life Insurance, Sub. Notes	4.90	4/1/2077	179,000	[a]	248,572
MetLife, Jr. Sub. Bonds	9.25	4/8/2038	1,200,000	[a]	1,783,638
MetLife, Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		4,796,799
Pricoa Global Funding I, Scd. Notes	2.45	9/21/2022	150,000	[a]	156,716
Principal Financial Group, Gtd. Bonds, 3 Month LIBOR +3.04%	3.44	5/15/2055	3,110,000	[b]	2,784,212
Prudential Financial, Jr. Sub. Notes	5.63	6/15/2043	6,366,000		6,904,755
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	264,000		312,453
The Allstate, Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,880,780
				40,766,504
Internet Software & Services - .3%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	2,883,000		3,975,600
Media - 2.6%
CCO Holdings, Sr. Unscd. Notes	4.25	2/1/2031	398,000	[a]	415,806
CCO Holdings, Sr. Unscd. Notes	4.50	8/15/2030	5,980,000	[a]	6,345,707

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Media - 2.6% (continued)
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,833,100
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	1,939,000		2,545,799
Comcast, Gtd. Notes	4.15	10/15/2028	55,000		67,605
Comcast, Gtd. Notes	4.70	10/15/2048	545,000		783,865
Cox Communications, Sr. Unscd. Notes	4.60	8/15/2047	1,060,000	[a]	1,422,759
CSC Holdings, Gtd. Notes	4.13	12/1/2030	1,875,000	[a]	1,977,656
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,761,675
CSC Holdings, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,439,606
Sky, Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	3,419,119
The Walt Disney Company, Gtd. Notes	2.20	1/13/2028	4,222,000		4,474,132
ViacomCBS, Jr. Sub. Debs.	5.88	2/28/2057	2,890,000		3,023,410
ViacomCBS, Sr. Unscd. Notes	4.20	5/19/2032	2,657,000		3,057,900
Virgin Media Finance, Sr. Unscd. Notes	5.00	7/15/2030	397,000	[a]	415,327
				33,983,466
Metals & Mining - 2.2%
Alcoa Nederland Holding, Gtd. Notes	5.50	12/15/2027	882,000	[a]	951,722
BHP Billiton Finance USA, Gtd. Notes	6.75	10/19/2075	15,286,000	[a]	18,076,536
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	1,170,000	[a]	1,306,188
Industrias Penoles, Sr. Unscd. Notes	4.75	8/6/2050	1,264,000	[a]	1,311,400
Newcrest Finance, Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	1,300,155
Steel Dynamics, Sr. Unscd. Notes	2.80	12/15/2024	1,348,000		1,435,005
Steel Dynamics, Sr. Unscd. Notes	3.45	4/15/2030	1,231,000		1,380,148
Vale Overseas, Gtd. Notes	6.88	11/21/2036	1,975,000		2,703,281
				28,464,435
Municipal Securities - .6%
California, GO (Build America Bonds)	7.55	4/1/2039	270,000		491,446
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		6,321,434
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,406,643
				8,219,523
Real Estate - 1.6%
Alexandria Real Estate Equities, Gtd. Notes	1.88	2/1/2033	3,896,000		3,932,346
American Tower, Sr. Unscd. Notes	2.75	1/15/2027	7,000,000		7,653,224
Iron Mountain, Gtd. Notes	4.88	9/15/2029	1,885,000	[a]	1,965,584
Iron Mountain, Gtd. Notes	5.00	7/15/2028	312,000	[a]	323,313
Iron Mountain, Gtd. Notes	5.25	7/15/2030	1,816,000	[a]	1,907,935
Scentre Group Trust 1, Gtd. Notes	4.38	5/28/2030	2,903,000	[a]	3,278,360

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Real Estate - 1.6% (continued)
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		2,250,452
				21,311,214
Retailing - 1.7%
Costco Wholesale, Sr. Unscd. Notes	1.75	4/20/2032	1,610,000		1,689,547
McDonald's, Sr. Unscd. Notes	2.13	3/1/2030	2,828,000		2,974,504
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	2,263,000		2,967,678
Target, Sr. Unscd. Notes	2.65	9/15/2030	1,864,000		2,097,225
The Home Depot, Sr. Unscd. Notes	2.70	4/15/2030	3,365,000		3,811,488
The Home Depot, Sr. Unscd. Notes	3.35	4/15/2050	1,362,000		1,666,591
Walgreens Boots Alliance, Sr. Unscd. Notes	3.20	4/15/2030	1,177,000		1,254,102
Walgreens Boots Alliance, Sr. Unscd. Notes	4.10	4/15/2050	5,290,000		5,528,265
				21,989,400
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Gtd. Notes	4.15	11/15/2030	5,264,000	[a]	5,923,876
Broadcom, Gtd. Notes	4.25	4/15/2026	5,975,000	[a]	6,752,727
Broadcom, Gtd. Notes	4.75	4/15/2029	4,501,000	[a]	5,250,360
Lam Research, Sr. Unscd. Notes	1.90	6/15/2030	2,546,000		2,699,246
NXP Funding, Gtd. Notes	3.88	9/1/2022	448,000	[a]	474,705
NXP Funding, Gtd. Notes	4.30	6/18/2029	1,708,000	[a]	1,994,346
				23,095,260
Technology Hardware & Equipment - 1.0%
Apple, Sr. Unscd. Notes	2.65	5/11/2050	6,816,000		7,569,820
Dell International, Sr. Scd. Notes	5.85	7/15/2025	1,233,000	[a]	1,438,555
Dell International, Sr. Scd. Notes	6.02	6/15/2026	1,265,000	[a]	1,484,098
Dell International, Sr. Scd. Notes	8.35	7/15/2046	1,556,000	[a]	2,167,645
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	900,000		964,690
				13,624,808
Telecommunication Services - 3.1%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,339,680
AT&T, Sr. Unscd. Notes	3.30	2/1/2052	7,467,000		7,801,003
AT&T, Sr. Unscd. Notes	3.65	6/1/2051	7,826,000		8,577,026
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	1,520,000		1,938,074
AT&T, Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		4,342,702
Rogers Communications, Gtd. Notes	4.10	10/1/2023	1,025,000		1,133,646
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	1,010,000		1,302,629
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	3,993,000	[a]	4,415,499
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		2,504,661
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/2055	953,000		1,400,730

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Telecommunication Services - 3.1% (continued)
Vodafone Group, Sr. Unscd. Notes	4.88	6/19/2049	4,068,000		5,386,254
				40,141,904
Transportation - .2%
FedEx Pass Through Trust, Sr. Scd. Bonds	1.88	2/20/2034	2,943,000		2,943,000
Ryder System, Sr. Unscd. Notes	3.50	6/1/2021	194,000		198,774
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	98,000		124,674
				3,266,448
U.S. Government Agencies Mortgage-Backed - 15.4%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2050			5,750,000	[c]	6,073,586
3.00%, 3/1/2050-7/1/2050			17,785,525	[c]	18,862,627
3.50%, 8/1/2030-8/1/2046			8,076,966	[c]	8,856,267
5.00%, 9/1/2040			140,442	[c]	161,629
5.50%, 5/1/2040			23,784	[c]	26,276
Federal National Mortgage Association:
2.00%, 7/1/2050			6,150,000	[c]	6,384,615
2.50%, 3/1/2050			9,084,064	[c]	9,530,137
3.00%, 10/1/2030-11/1/2049			31,638,954	[c]	33,499,736
3.50%, 2/1/2027-4/1/2049			38,821,726	[c]	41,628,080
4.00%, 6/1/2048-6/1/2049			10,935,497	[c]	11,628,329
4.50%, 8/1/2048-1/1/2049			15,331,263	[c]	16,723,016
5.50%, 2/1/2033-7/1/2040			1,578,016	[c]	1,825,861
Government National Mortgage Association I:
5.50%, 4/15/2033			325,414		380,759
Government National Mortgage Association II:
2.50%, 11/20/2046			6,811,781		7,274,388
3.00%, 11/20/2046-1/20/2050			25,483,174		26,792,649
4.00%, 10/20/2047-1/20/2048			4,147,675		4,446,991
4.50%, 7/20/2048			6,510,415		7,039,401
				201,134,347
U.S. Treasury Securities - 19.0%
U.S. Treasury Bonds	1.25	5/15/2050	12,693,000		12,848,687
U.S. Treasury Bonds	3.13	2/15/2042	26,646,800		37,491,839
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.22%	0.33	7/31/2021	108,033,000	[b]	108,247,408
U.S. Treasury Notes	0.13	4/30/2022	2,852,300		2,852,801
U.S. Treasury Notes	0.25	5/31/2025	429,600		430,531
U.S. Treasury Notes	0.25	6/30/2025	21,348,000		21,385,109
U.S. Treasury Notes	0.38	4/30/2025	1,510,000		1,522,239
U.S. Treasury Notes	0.50	6/30/2027	10,871,500		10,956,009
U.S. Treasury Notes	0.50	4/30/2027	5,454,000		5,499,485
U.S. Treasury Notes	0.63	5/15/2030	32,244,600		32,510,996
U.S. Treasury Notes	1.75	12/31/2026	5,978,600		6,509,668

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
U.S. Treasury Securities - 19.0% (continued)
U.S. Treasury Notes	2.38	4/30/2026	7,702,900		8,618,522
				248,873,294
Utilities - 6.0%
AES Gener, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,685,594
Appalachian Power, Sr. Unscd. Notes, Ser. Z	3.70	5/1/2050	2,025,000		2,393,350
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		5,685,956
Black Hills, Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		2,144,551
Black Hills, Sr. Unscd. Notes	3.95	1/15/2026	193,000		211,967
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	100,000		109,526
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		2,258,401
Consumers Energy, First Mortgage Bonds	2.50	5/1/2060	2,474,000		2,641,192
Consumers Energy, First Mortgage Bonds	3.10	8/15/2050	1,753,000		2,099,044
Dominion Energy, Sr. Unscd. Notes, Ser. D	2.85	8/15/2026	2,365,000		2,605,565
DTE Energy, Sr. Unscd. Notes, Ser. C	3.40	6/15/2029	3,251,000		3,625,911
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	355,000		401,836
Duke Energy Carolinas, First Mortgage Bonds	3.95	11/15/2028	4,445,000		5,458,494
Edison International, Sr. Unscd. Notes	3.55	11/15/2024	1,484,000		1,592,233
Edison International, Sr. Unscd. Notes	4.95	4/15/2025	1,309,000		1,458,229
Enel Finance International, Gtd. Notes	2.75	4/6/2023	200,000	[a]	208,537
Enel Finance International, Gtd. Notes	4.63	9/14/2025	306,000	[a]	354,090
Entergy, Sr. Unscd. Notes	2.80	6/15/2030	1,719,000		1,907,808
Evergy Metro, Sr. Scd. Notes	4.20	6/15/2047	167,000		221,440
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	91,000		103,117
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	355,000		453,014
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	1,379,000		1,706,964
Florida Power & Light, First Mortgage Bonds	2.85	4/1/2025	3,726,000		4,102,808
IPALCO Enterprises, Sr. Scd. Notes	4.25	5/1/2030	1,814,000	[a]	2,009,529
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,591,584
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,850,676
NiSource, Jr. Sub. Bonds	5.65	6/15/2023	134,000		130,716
NiSource, Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,530,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.8% (continued)
Utilities - 6.0% (continued)
Northern States Power, First Mortgage Bonds	2.60	6/1/2051	6,718,000	7,408,137
Pacific Gas & Electric, First Mortgage Bonds	2.10	8/1/2027	2,060,000	2,058,676
Pacific Gas & Electric, First Mortgage Bonds	3.50	8/1/2050	2,598,000	2,620,120
Piedmont Natural Gas, Sr. Unscd. Notes	3.50	6/1/2029	3,262,000	3,815,367
PPL Electric Utilities, First Mortgage Bonds	4.15	6/15/2048	315,000	430,567
Rochester Gas & Electric, First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a] 2,176,601
Sierra Pacific Power, Notes, Ser. P	6.75	7/1/2037	550,000	870,334
Southern California Gas, First Mortgage Bonds, Ser. XX	2.55	2/1/2030	5,174,000	5,736,142
Southern Co. Gas Capital, Gtd. Notes	3.95	10/1/2046	98,000	119,104
Southern Co. Gas Capital, Gtd. Notes	4.40	5/30/2047	211,000	271,560
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a] 162,067
				78,211,571
Total Bonds and Notes (cost $1,210,619,267)			1,291,972,923
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $32,172,145)	0.26		32,172,145	[d] 32,172,145
Total Investments (cost $1,242,791,412)			101.2%	1,324,145,068
Liabilities, Less Cash and Receivables			(1.2%)	(16,325,095)
Net Assets			100.0%	1,307,819,973

GO—General Obligation

LIBOR—London Interbank Offered Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $274,902,911 or 21.02% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	57,146,499	-	57,146,499
Collateralized Loan Obligations	-	24,690,276	-	24,690,276
Commercial Mortgage-Backed	-	25,419,570	-	25,419,570
Corporate Bonds	-	716,518,324	-	716,518,324
Foreign Governmental	-	9,971,090	-	9,971,090
Investment Companies	32,172,145	-	-	32,172,145
Municipal Securities	-	8,219,523	-	8,219,523
U.S. Government Agencies Mortgage-Backed	-	201,134,347	-	201,134,347
U.S. Treasury Securities	-	248,873,294	-	248,873,294
Liabilities ($)
Other Financial Instruments:
Futures††	(1,661,595)	-	-	(1,661,595)

† See Statement of Investments for additional detailed categorizations, if any.

† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Insight Core Plus Fund

July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	218	9/21/2020	30,282,745	30,537,032	(254,287)
U.S. Treasury 5 Year Notes	486	9/30/2020	60,997,321	61,296,750	(299,429)
U.S. Treasury Long Bond	68	9/21/2020	12,140,219	12,395,125	(254,906)
U.S. Treasury Ultra Long Bond	96	9/21/2020	21,101,146	21,858,000	(756,854)
Ultra 10 Year U.S. Treasury Notes	135	9/21/2020	21,402,631	21,498,750	(96,119)
Gross Unrealized Depreciation				(1,661,595)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more

NOTES

independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2020, accumulated net unrealized appreciation on investments was $81,353,656, consisting of $86,293,248 gross unrealized appreciation and $4,939,592 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.